Commitments and Contingencies, additional lease informaton (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure
Rent expense	$ 152.4	$ 162.1	$ 183.9